Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stockholders Equity Note [Line Items]
Annual dividends per common share	¥ 220	¥ 220	¥ 210
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%
Percentage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%
Retained earnings, reserve	¥ 198,605	¥ 194,890
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	2,771,434
Reissuance of Treasury Stock | Daihatsu Motor Company Limited
Stockholders Equity Note [Line Items]
Number of shares reissued			52,856,096
Decrease in treasury stock			¥ 283,561
Gains (losses) on disposal of treasury stock			27,972
Increase in additional paid-in capital			27,972
Decrease in additional paid in capital due to acquisition of additional shares			53,742
Decrease in non controlling interest due to acquisition of additional shares			255,565
Decrease in accumulated other comprehensive income (loss) due to acquisition of additional shares			2,226
Parent Company
Stockholders Equity Note [Line Items]
Retained earnings, available for dividend payments	9,958,581	¥ 9,256,045
Cash dividends included in retained earnings at year-end	¥ 339,892
Cash dividends per common share	¥ 120
Treasury stock, at cost
Stockholders Equity Note [Line Items]
Retirement of treasury stock			(407,383)
Additional paid-in capital
Stockholders Equity Note [Line Items]
Retirement of treasury stock			27,374
Retained earnings
Stockholders Equity Note [Line Items]
Retirement of treasury stock			¥ 380,009